Income and Expenses - Summary of Cost of Sales and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Cost of computers, mobile handsets and broadband data modems (Note 18)	₱ 9,402	₱ 10,513	₱ 10,277
Cost of services (Note 18)	3,680	3,429	2,572
Cost of point-product-sales (Note 18)	347	485	784
Total cost of sales and services	₱ 13,429	₱ 14,427	₱ 13,633